401(k) Retirement Plan (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
401(k) Retirement Plan
401(k) Employer match contribution	$ 0.2	$ 0.3	$ 0.5	$ 0.8	$ 1.3	$ 0.0	$ 0.0